EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Accumulated benefit obligation, end of year	$ 186,300	$ 154,113
Change in projected benefit obligation:
Benefit obligation at beginning of year	165,704	147,373
Service cost	8,682	7,423	6,834
Interest cost	8,938	8,091	7,847
Amendments	94
Actuarial (gain) or loss	23,859	7,890
Benefits paid	(8,115)	(5,073)
Benefit obligation at end of year	199,162	165,704	147,373
Change in plan assets:
Fair value of plan assets at beginning of year	117,856	102,276
Actual return on plan assets	2,874	12,355
Employer contributions	12,443	8,298
Benefits paid	(8,115)	(5,073)
Fair value of plan assets at end of year	125,058	117,856	102,276
After reflecting FASB guidance:
Funded status	(74,104)	(47,848)
Amounts recognized in the balance sheet:
Other liabilities	(74,104)	(47,848)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	91,804	66,422
Prior service cost/(credit)	(2,208)	(2,694)
Net transition asset	89,596	63,728
Unfunded Excess Benefits Plan
EMPLOYEE BENEFIT PLANS
Accumulated benefit obligation, end of year	33,675	30,195
Change in projected benefit obligation:
Benefit obligation at beginning of year	31,592	29,508
Service cost	679	584	556
Interest cost	1,506	1,545	1,701
Amendments	3
Actuarial (gain) or loss	4,187	1,444
Benefits paid	(1,711)	(1,489)
Benefit obligation at end of year	36,256	31,592	29,508
Change in plan assets:
Employer contributions	1,711	1,489
Benefits paid	(1,711)	(1,489)
After reflecting FASB guidance:
Funded status	(36,256)	(31,592)
Amounts recognized in the balance sheet:
Other liabilities	(36,256)	(31,592)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	11,924	8,618
Prior service cost/(credit)	60	69
Net transition asset	11,984	8,687
Other Postretirement Benefits
EMPLOYEE BENEFIT PLANS
Accumulated benefit obligation, end of year	900	1,300
Retiree medical plan
Change in projected benefit obligation:
Benefit obligation at beginning of year	1,309	1,659
Service cost	9	15
Interest cost	28	50
Amendments	(29)
Actuarial (gain) or loss	(297)	(238)
Plan participant contributions	255	272
Benefits paid	(326)	(449)
Benefit obligation at end of year	949	1,309
Change in plan assets:
Benefits paid	(326)	(449)
Group life insurance plan
Change in projected benefit obligation:
Benefit obligation at beginning of year	7,955	7,337
Service cost	118	110
Interest cost	416	413
Amendments		22
Actuarial (gain) or loss	816	387
Benefits paid	(354)	(314)
Benefit obligation at end of year	8,951	7,955
Change in plan assets:
Benefits paid	$ (354)	$ (314)